Cover		12 Months Ended
	May 23, 2025	Dec. 31, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2025
Entity Registrant Name	Core Scientific, Inc./tx
Current Fiscal Year End Date		--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Postal Zip Code	19904
City Area Code	512
Local Phone Number	402-5233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001839341
Amendment Flag	false
Entity Address, Address Line One	838 Walker Road
Entity Address, Address Line Two	Suite 21-2105
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Common stock, par value $0.00001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $6.81 per share
Trading Symbol	CORZW
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $0.01 per share
Trading Symbol	CORZZ
Security Exchange Name	NASDAQ